SHAREHOLDERS' EQUITY (Details 2)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Granted	406,575
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Balance	97,739
Granted	865,528
Vested	(81,976)
Canceled	(64,297)
Balance	816,994
Weighted-Average Fair Value
Balance | $ / shares	$ 278.46
Weighted-average fair value granted | $ / shares	116.16
Weighted-average fair value vested | $ / shares	182.21
Weighted-average fair value canceled | $ / shares	149.96
Balance | $ / shares	$ 126.29